Filed pursuant to Rule 497(e)
File Nos. 333-179562; 811-22668
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
(the “Fund”)
Supplement dated January 8, 2026 to the Fund’s Prospectus and Statement of Additional Information,
each dated April 25, 2025
Effective immediately, shares of the Fund are offered pursuant to a separate Prospectus and Statement of Additional Information dated December 30, 2025.
A copy of the Fund’s Prospectus and Statement of Additional Information may be obtained without charge, by calling the Fund at 1-800-617-0004, or by visiting www.usglobaletfs.com.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.